LOANS, Activity of Loans (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Activity of Loans [Abstract]
Beginning balance	[1]	$ 1,027,078,808
Proceeds from loans		585,355,570		$ 77,837,122	$ 41,805,876
Acquisition of notes result		0		0	(6,985,912)
Payment of loans		(615,942,992)		(23,716,258)	(584,462)
Ending balance	[1]	580,109,631	[2]	1,027,078,808
Amount cancelled through offsetting of principal payments maintained with creditor		7,492,491		5,844,723	6,113,542
Amount cancelled through offsetting of interest paid maintained with creditor		1,449,607		1,734,198	2,479,021
Leases Liabilities [Member]
Activity of Loans [Abstract]
Beginning balance		37,490,721		28,903,470	39,926,066
Inflation adjustment restatement		(21,235,264)		(38,288,281)	(32,346,531)
Accrued interest		1,409,124		1,998,012	2,594,867
Effect of foreign exchange difference		6,047,022		48,973,768	27,164,425
VAT unpaid installments		0		0	157,206
Proceeds from loans		0		3,918,826	0
Acquisition of notes result		0		0	0
Payment of loans	[3]	(8,253,527)		(6,280,876)	(6,113,542)
Acquisition of notes	[4]	0		0	0
Interest paid	[4]	(1,480,906)		(1,734,198)	(2,479,021)
Ending balance		13,977,170		37,490,721	28,903,470
Other Payables [Member]
Activity of Loans [Abstract]
Beginning balance		989,588,087		612,705,331	654,624,186
Inflation adjustment restatement		(560,996,531)		(577,984,887)	(397,692,741)
Accrued interest		47,625,530		15,064,696	39,845,742
Effect of foreign exchange difference		152,533,619		920,060,701	323,176,146
VAT unpaid installments		0		0	0
Proceeds from loans		585,355,570		77,837,122	41,805,876
Acquisition of notes result		0		0	6,985,912
Payment of loans	[3]	(615,942,992)		(23,716,258)	(584,462)
Acquisition of notes	[4]	0		0	(16,631,309)
Interest paid	[4]	(32,030,822)		(34,378,618)	(38,824,019)
Ending balance		566,132,461		$ 989,588,087	$ 612,705,331
New Bank Debt [Member]
Activity of Loans [Abstract]
Proceeds from loans		65,800,369
Bank loans repayments		$ 106,597,626

[1]	Net of issuance expenses and issue price of Ps. 10,135,743 and Ps. 114,727 as of December 31, 2024 and 2023, respectively.
[2]	As of December 31, 2023, it is net of Notes repurchase of Ps 52,244,896.
[3]	For the years ended December 31, 2024, 2023 and 2022, Ps. 7,492,491, Ps. 5,844,723 and Ps. 6,113,542 respectively, were cancelled through the offsetting debit balances maintained with the creditor (Pampa Energía).
[4]	For the years ended December 31, 2024, 2023 and 2022, Ps. 1,449,607 , Ps. 1,734,198 and Ps. 2,479,021 respectively, were cancelled through the offsetting debit balances maintained with the creditor (Pampa Energía).